Warrants	5 Months Ended	9 Months Ended	12 Months Ended
	Oct. 15, 2023	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Warrants	Warrants
As of October 15, 2023, outstanding warrants were as follows:

Warrants	Number of Warrants	Weighted-Average Exercise Price
Outstanding at April 30, 2023	483,649	$1.31
Granted	48,530	0.01
Expired	—	—
Outstanding as of October 15, 2023	532,179	$1.19
In fiscal year 2023, the Company issued 267,000 warrants to Silverview Credit Partners LP (“Silverview”), recorded at fair value in additional paid-in capital within the condensed consolidated balance sheet of $1,712, net of issuance costs. Upon surrender of these warrants, the holder is entitled to purchase one share of the Company’s common stock at $0.01. Furthermore, in fiscal year 2023, the Company issued 7,500 warrants to another service provider with an exercise price of $10 per share and fair value of $10.
On August 1, 2023, the Company and Silverview amended and restated a warrant agreement to correct the number of shares of common stock Silverview is entitled to subscribe and purchase from 258,303 to 162,946. A separate warrant agreement for 8,697 warrants of the 267,000 issued in fiscal year 2023 was not amended and the warrants remain issued. Under the term loan agreement, the Company is contractually obligated to issue a specified number of warrants to Silverview in the event the Company elects to exercise its right to obtain additional funding from Silverview under the Tranche 2 loan agreement. Therefore, the remaining warrants, are considered contingently issuable and the contingency is satisfied when a draw on Tranche 2 occurs.
As a result of the amended and restated warrant agreement, the Company determined the contingently issuable warrants require recognition as a liability. The contingently issuable warrants were reclassified at their current fair value on August 1, 2023. When the contingently issuable warrants’ contingency is satisfied, the respective warrant shares will be considered indexed to the Company’s common stock and qualify for equity classification under the derivative scope exception provided by ASC 815. Upon the satisfaction of the issuance contingency, the Company shall (i) reclassify the respective warrant shares to equity and (ii) recognize any previous gains or losses in fair value through earnings during the period the shares were classified as a liability.
On August 1, 2023, the Company issued 7,629 warrant shares to Silverview in exchange for $1,000 in funding drawn under Tranche 2 loan commitment on July 27, 2023 (see Note 4). As of August 1, 2023, 179,272 shares were considered issued warrants and 87,728 shares were considered contingently issuable warrants. For accounting purposes, all 267,000 warrants were still considered issued and outstanding.
On September 29, 2023, the Company issued 11,443 warrants in exchange for the issuance of borrowing $1,500 under the Tranche 2 loan. As the contingency was satisfied for these warrants, $173 was reclassed from the warrant liability to additional paid-in-capital. As of October 15, 2023, the Company recorded a warrant liability of $1,049 in other accrued liabilities for 76,285 of the Silverview contingently issuable warrants.
In April 2023 and July 2023, the Company also issued 111,619 and 48,530 warrants, respectively, to Granite Creek Capital Partners LLC (“Granite Creek”) in connection with its equipment loan agreements. The lender has the right to require the Company to pay cash to repurchase all or any portion of the warrants or the shares of common stock issued under the warrants. The Company determined these warrants require liability classification in accordance with ASC 480, and as a result, recorded a warrant liability of $1,925 and $2,202 in other accrued liabilities as of April 30, 2023 and October 15, 2023, respectively.
In determining the fair value of the Granite Creek warrants and Silverview contingently issuable warrants as of October 15, 2023, the Company utilized the intrinsic value valuation method using level 3 inputs consisting of the fair value of common stock as of October 15, 2023 less the exercise price of $0.01 for Silverview and previously issued Granite Creek warrants and less the exercise price of $0.001 for the Granite Creek warrants issued in July
2023. The Company adjusts the warrants to fair value at each reporting period. During the twenty-four weeks ended October 15, 2023, the change in the fair value was as follows:

Warrant liability as of April 30, 2023	$1,925
Change in fair value	409
Warrant liability as of July 23, 2023	$2,334
Granted to Granite Creek	1,015
Reclassification of liability-classified warrants	1,834
Issuance of contingently issuable shares	(173)
Change in fair value	(1,759)
Warrant liability as of October 15, 2023	$3,251
The change in fair value of the warrant is reported on a separate line item in the unaudited condensed consolidated statement of operations. Upon surrender of these warrants, the holder is entitled to purchase one share of the Company’s common stock at $0.01.
All outstanding warrants expire at the earlier of 10 years from the date of issuance (various dates during fiscal years 2024 through 2033) or upon consummation of an initial public offering by the Company or certain other company transactions and are exercisable as of October 15, 2023, excluding the contingently issuable warrants.
Warrants
As of April 30, 2023, April 24, 2022, and April 25, 2021, outstanding warrants were as follows:

Warrants	Number of Warrants	Weighted-Average Exercise Price
Outstanding at April 26, 2020	186,797	$3.45
Outstanding at April 25, 2021	186,797	$3.45
Exercised	(55,791)	1.00
Outstanding at April 24, 2022	131,006	$4.49
Granted	386,119	0.20
Expired	(33,476)	1.00
Outstanding at April 30, 2023	483,649	$1.31
In fiscal year 2023 the Company issued 267,000 warrants to Silverview Credit Partners LP, recorded at fair value in additional paid-in capital within the Consolidated Balance sheet of $1,712, net of issuance costs (see Note 9). Upon surrender of these warrants, the holder is entitled to purchase one share of the Company’s common stock at $0.01. Furthermore, in fiscal year 2023, the Company issued 7,500 warrants to another service provider with an exercise price of $10 per share and fair value of $10.
In April 2023, the Company also issued 111,619 warrants to Granite Creek Capital Partners LLC in connection with its equipment loan agreement. The lender has the right to require the Company to pay cash to repurchase all or any portion of the warrants or the shares of common stock issued under the warrants. The Company determined these warrants require liability classification in accordance with ASC 480, and as a result, recorded a warrant liability of $1,925 in other accrued liabilities (see Note 6). In determining fair value at issuance date on April 19, 2023, the Company utilized the intrinsic value valuation method using level 3 inputs consisting of the fair value of common stock as of April 30, 2023 less the exercise price of $0.01. The Company adjusts the warrants to fair value at each reporting period. Upon surrender of these warrants, the holder is entitled to purchase one share of the Company’s common stock at $0.01.
All outstanding warrants expire at the earlier of 10 years from the date of issuance (various dates during fiscal years 2024 through 2033) or upon consummation of an initial public offering by the Company or certain other company transactions and are exercisable as of April 30, 2023.
NOTE 6 — STOCKHOLDERS’ (DEFICIT) EQUITY
Preferred stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. At September 30, 2023 and December 31, 2022, there were no shares of preferred stock issued or outstanding.
Class A common stock — The Company is authorized to issue 240,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. On April 21, 2023, Class A stockholders redeemed 20,151,313 shares of Class A common stock subject to possible redemption in connection with the stockholder vote to approve the Company’s Extension Option. On April 21, 2023, the Sponsor converted 2,000,000 shares of Class B common stock into 2,000,000 shares of Class A common stock on a one-for-one basis. The 2,000,000 converted shares Class A common stock do not have any redemption features and do not participate in the income earned on the Trust Account. At September 30, 2023 and December 31, 2022, there were 2,000,000 and no shares of Class A common stock issued and outstanding, respectively, excluding 3,998,687 and 24,150,000 shares of Class A common stock subject to possible redemption, respectively.
Class B common stock — The Company is authorized to issue 60,000,000 shares of Class B common stock with a par value of $0.0001 per share. In March 2021, the Sponsor purchased 8,625,000 shares of Class B common stock for an aggregate purchase price of $25,000 and an aggregate of 142,500 of such shares Founder Shares were subsequently transferred to our independent directors, executive officers and special advisor and other third parties. On November 30, 2021, the Sponsor surrendered 1,725,000 shares of Class B common stock as a result of changes to the terms of the Initial Public Offering. On January 19, 2022, the Company issued an additional 345,000 shares of Class B common stock pursuant to a stock split for no additional consideration as a result of the upsize to the Company’s Initial Public Offering. Share amounts and related information have been retrospectively restated for the share surrender and stock split. On April 21, 2023, the Sponsor converted 2,000,000 shares of Class B common stock into 2,000,000 shares of Class A common stock on a one-for-one basis. Thus, as of September 30, 2023 and December 31, 2022, the Company presented 5,245,000 and 7,245,000 shares of Class B common stock issued and outstanding on the balance sheet, respectively.
With respect to any other matter submitted to a vote of our stockholders, including any vote in connection with our Initial Business Combination, except as required by law, holders of our Founder Shares and holders of our public shares will vote together as a single class, with each share entitling the holder to one vote. However, prior to the consummation of the Initial Business Combination, holders of the Class B common stock will have the right to elect all of the Company’s directors and may remove members of the board of directors for any reason.
The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of an Initial Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of an Initial Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, subject to adjustment for stock splits, stock dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like, in the aggregate, on an as-converted basis, 23% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with an Initial Business Combination, excluding any shares or equity-linked securities issued, or to be issued, to any seller in an Initial Business Combination and excluding any Private Placement Warrants issued to our Sponsor, its affiliates or any member of our management team upon conversion of Working Capital Loans.

NOTE 6 — STOCKHOLDERS’ (DEFICIT) EQUITY
Preferred stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2022 and 2021, there were no shares of preferred stock issued or outstanding.
Class A common stock — The Company is authorized to issue 240,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At December 31, 2022, there were no shares of Class A common stock issued and outstanding, excluding 24,150,000 shares of Class A common stock subject to possible redemption. At December 31, 2021, there were no shares of Class A common stock issued or outstanding.
Class B common stock — The Company is authorized to issue 60,000,000 shares of Class B common stock with a par value of $0.0001 per share. In March 2021, the Sponsor purchased 8,625,000 Founder Shares for an aggregate purchase price of $25,000 and an aggregate of 142,500 of such Founder Shares were subsequently transferred to our independent directors, executive officers and special advisor and other third parties. On November 30, 2021, the Sponsor surrendered 1,725,000 Founder Shares as a result of changes to the terms of the Initial Public Offering. On January 19, 2022, the Company issued an additional 345,000 shares of Class B common stock pursuant to a stock split for no additional consideration as a result of the upsize to the Company’s Initial Public Offering.
With respect to any other matter submitted to a vote of our stockholders, including any vote in connection with our initial business combination, except as required by law, holders of our Founder Shares and holders of our public shares will vote together as a single class, with each share entitling the holder to one vote. However, prior to the consummation of the Business Combination, holders of the Class B common stock will have the right to elect all of the Company’s directors and may remove members of the board of directors for any reason.
The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, subject to adjustment for stock splits, stock dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like, in the aggregate, on an as-converted basis, 23% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination, excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination and excluding any private placement warrants issued to our Sponsor, its affiliates or any member of our management team upon conversion of Working Capital Loans.